Statement of Deficiency in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance at Dec. 31, 2019	$ 32,280	$ 29		$ 3,304,188		$ (3,424,932)	$ (88,435)
Balance, shares at Dec. 31, 2019	322,800,327	34,402,750
Common shares issued for services	$ 170			36,630			36,800
Common shares issued for services, shares	1,700,000
Common shares issued for intangible assets	$ 850			105,150			106,000
Common shares issued for intangible assets, shares	8,500,000
Warrants issued in connection with debt				54,555			54,555
Warrants issued for services				44,135			44,135
Preferred stock Series A issued for services			[1]		[1]			[1]
Preferred stock Series A issued for services, shares		100,000,000
Preferred stock Series C issued for services			[1]		[1]			[1]
Preferred stock Series C issued for services, shares		30,000,000
Series C deemed dividend					[1]	(4,440)	(4,440)
Net loss						(4,670,255)	(4,670,255)
Balance at Dec. 31, 2020	$ 33,300	$ 29		3,544,658		(8,099,627)	(4,521,640)
Balance, shares at Dec. 31, 2020	333,000,327	164,402,750
Common shares issued for services	$ 872			539,264			540,136
Common shares issued for services, shares	8,715,000
Common shares issued for intangible assets	$ 1,250			1,423,750			1,425,000
Common shares issued for intangible assets, shares	12,500,000
Warrants issued in connection with debt				9,533			9,533
Warrants issued for services				485,487			485,487
Common stock issued for conversion of Preferred stock Series A	$ 13,584		[1]	1,550,667			1,564,251
Common stock issued for conversion of Preferred stock Series A, shares	135,836,702	(134,109,750)
Common stock issued for conversion of Preferred stock Series B	$ 2,826	$ (21)		(2,805)			0
Common stock issued for conversion of Preferred stock Series B, shares	28,266,666	(212,000)
Shares issued for cash	$ 2,752			1,570,248			1,573,000
Shares issued for cash, shares	27,520,442
Shares issued to convert debt	$ 1,094			655,156			656,250
Shares issued to convert debt, shares	10,937,499
Warrant exercises for cash	$ 1,050			523,950			525,000
Warrant exercises for cash, shares	10,500,000
Shares issued to settle payables	$ 37			11,213			11,250
Shares issued to settle payables, shares	375,000
Shares issued to settle debt	$ 200			179,800			180,000
Shares issued to settle debt, shares	2,000,000
Shares issued to settle liability to issue shares	$ 100			7,300			7,400
Shares issued to settle liability to issue shares, shares	1,000,000
Series C deemed dividend					[1]	(13,477,055)	(13,477,055)
Net loss						(5,340,354)	(5,340,354)
Balance at Dec. 31, 2021	$ 57,065	$ 8		$ 10,498,221		$ (26,917,036)	$ (16,361,742)
Balance, shares at Dec. 31, 2021	570,651,636	30,081,000

[1]	Series A and Series C Preferred Stock amounts reflected in mezzanine equity